Employee Benefit and Related Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Employee Benefit and Related Expenses

	2020 Million	2019 Million	2018 Million
Salaries, wages, labor service expenses and other benefits	95,254	86,610	81,843
Retirement costs: contributions to defined contribution retirement plans	10,943	15,908	12,096
Share-based compensation expenses	232	—	—

	106,429	102,518	93,939